united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Erik Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Absolute Capital Asset Allocator Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016
Shares			Value
	COMMON STOCK - 8.7%
	COMPUTERS - 3.6%
4,200	Apple, Inc.		$ 486,444

	Banks - 1.1%
2,500	Citigroup Inc		148,575

	Diversified Financial Services - 1.1%
400	BlackRock, Inc		152,216

	INSURANCE - 2.9%
2,400	Berkshire Hathaway, Inc. *		391,152

	TOTAL COMMON STOCK (Cost - $1,070,438)		1,178,387

	EXCHANGE TRADED FUNDS - 83.2%
	ASSET ALLOCATION FUND - 2.4%
7,000	SPDR Bloomberg Barclays Convertible Securities ETF		319,550

	DEBT FUNDS - 14.1%
2,800	iShares iBoxx $ High Yield Corporate Bond ETF		242,340
15,000	PowerShares Senior Loan Portfolio		350,400
4,500	ProShares Investment Grade-Interest Rate Hedged ETF		343,193
5,800	Schwab US TIPs ETF		318,072
6,900	SPDR Bloomberg Barclays High Yield Bond ETF		251,505
4,800	SPDR Bloomberg Barclays Short Term High Yield Bond ETF		132,864
9,400	VanEck Vectors Fallen Angel High Yield Bond ETF		270,532
			1,908,906
	EQUITY FUNDS - 66.7%
18,200	Alerian MLP ETF		229,320
21,800	Financial Select Sector SPDR Fund		506,850
6,300	Industrial Select Sector SPDR Fund		391,986
2,700	iShares Core S&P Small-Cap ETF		371,304
8,600	iShares Mortgage Real Estate Capped ETF		361,716
6,000	iShares MSCI Russia Capped ETF		201,120
1,500	iShares Russell 2000 ETF		202,275
3,900	iShares Russell Mid-Cap Growth ETF		379,821
2,700	iShares S&P Mid-Cap 400 Growth ETF		491,940
3,000	iShares S&P Small-Cap 600 Growth ETF		450,000
10,000	iShares U.S. Broker-Dealers & Securities Exchanges ETF		494,800
10,000	iShares US Regional Banks ETF		453,800
12,700	JPMorgan Alerian MLP Index ETN		401,447
8,000	PowerShares KBW Bank Portfolio		378,160
1,700	Powershares QQQ Trust Series 1		201,416
1,400	ProShares S&P 500 Dividend Aristocrats ETF		75,474
8,100	Schwab US Dividend Equity ETF		352,917
2,400	SPDR Dow Jones Industrial Average ETF Trust		474,024
2,500	SPDR S&P Dividend ETF		213,900
1,000	SPDR S&P500 ETF Trust		223,530
4,000	Technology Select Sector SPDR Fund		193,440
8,300	VanEck Vectors Russia ETF		176,126
6,100	Vanguard Dividend Appreciation ETF		519,598
2,500	Vanguard Telecommunication Services ETF		250,375
11,400	WisdomTree Japan Hedged Equity Fund		564,756
3,800	WisdomTree SmallCap Dividend Fund		314,336
5,000	WisdomTree U.S. Quality Dividend Growth Fund		166,350
			9,040,781

	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,825,089)		11,269,237

	TOTAL INVESTMENTS - 94.1% (Cost $11,895,527) (a)		$ 12,447,624
	OTHER ASSETS LESS LIABILITIES - 8.1%		1,095,661
	NET ASSETS - 100.0%		$ 13,543,285

*	Non income producing.
ETF	Exchange Traded Funds.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
	$11,895,527 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:		$ 580,041
	Unrealized Depreciation:		(27,944)
		Net Unrealized Appreciation:	$ 552,097

Absolute Capital Defender Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016
Shares			Value
	COMMON STOCK - 8.5%
	BANKS - 2.8%
4,200	Citigroup, Inc		$ 249,606

	COMPUTERS - 2.9%
2,200	Apple, Inc.		254,804

	INSURANCE - 2.9%
1,600	Berkshire Hathaway, Inc. *		260,768

	TOTAL COMMON STOCK (Cost - $707,373)		765,178

	EXCHANGE TRADED FUNDS - 80.9%
	ASSET ALLOCATION FUNDS - 2.5%
5,000	SPDR Bloomberg Barclays Convertible Securities ETF		228,250

	DEBT FUNDS - 15.8%
2,300	iShares iBoxx $ High Yield Corporate Bond ETF		199,065
10,000	PowerShares Senior Loan Portfolio		233,600
3,000	ProShares Investment Grade-Interest Rate Hedged		228,795
3,600	Schwab US TIPs ETF		197,424
5,500	SPDR Bloomberg Barclays High Yield Bond ETF		200,475
1,900	SPDR Bloomberg Barclays Short Term High Yield		52,592
10,900	VanEck Vectors Fallen Angel High Yield Bond ETF		313,702
			1,425,653
	EQUITY FUNDS - 62.6%
15,700	Alerian MLP ETF		197,820
12,000	Financial Select Sector SPDR Fund		279,000
3,400	Industrial Select Sector SPDR Fund		211,548
2,100	iShares Core S&P Small-Cap ETF		288,792
7,200	iShares Mortgage Real Estate Capped ETF		302,832
5,400	iShares MSCI Russia Capped ETF		181,008
600	iShares Russell 2000 ETF		80,910
2,700	iShares Russell Mid-Cap Growth ETF		262,953
1,600	iShares S&P Mid-Cap 400 Growth ETF		291,520
1,800	iShares S&P Small-Cap 600 Growth ETF		270,000
8,300	iShares U.S. Broker-Dealers & Securities Exchanges ETF		410,684
6,600	iShares US Regional Banks ETF		299,508
8,300	JPMorgan Alerian MLP Index ETN		262,363
7,500	PowerShares KBW Bank Portfolio		354,525
600	Powershares QQQ Trust Series 1		71,088
850	ProShares S&P 500 Dividend Aristocrats ETF		45,824
1,100	Schwab US Dividend Equity ETF		47,927
1,500	SPDR Dow Jones Industrial Average ETF Trust		296,265
2,600	SPDR S&P Dividend ETF		222,456
700	SPDR S&P500 ETF Trust		156,471
2,400	Technology Select Sector SPDR Fund		116,064
9,000	VanEck Vectors Russia ETF		190,980
3,000	Vanguard Dividend Appreciation ETF		255,540
800	Vanguard Telecommunication Services ETF		80,120
6,600	WisdomTree Japan Hedged Equity Fund		326,964
1,600	WisdomTree SmallCap Dividend Fund		132,352
			5,635,514

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,061,916)		7,289,417

	TOTAL INVESTMENTS - 89.4% (Cost $7,769,289) (a)		$ 8,054,595
	OTHER ASSETS LESS LIABILITIES - 10.6%		953,873
	NET ASSETS - 100.0%		$ 9,008,468

*	Non income producing.
ETF	Exchange Traded Funds.
ETN	Exchange Traded Note.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
	$7,769,289 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:			$ 298,837
Unrealized Depreciation:			(13,532)
Net Unrealized Appreciation:			$ 285,305

Absolute Capital Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

The following is a summary of significant accounting policies followed by Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund in preparation of each Fund's financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – equity each Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

Each Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Absolute Capital Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Absolute Capital Asset Allocator Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 1,178,387	$ -	$ -	$ 1,178,387
Exchange Traded Funds	11,269,237	-	-	11,269,237
Total	$ 12,447,624	$ -	$ -	$ 12,447,624

Absolute Capital Defender Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 765,178	$ -	$ -	$ 765,178
Exchange Traded Funds	7,289,417	-	-	7,289,417
Total	$ 8,054,595	$ -	$ -	$ 8,054,595
* Refer to the Portfolio of Investment for classification.

The Fund's did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 02/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 02/28/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 02/28/2017